INCOME TAX AND DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2025
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries have no presence in the United States and do not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to income tax or capital gains tax. In addition, dividends paid by the Company to its shareholders are not subject to Cayman Islands withholding tax. For the year ended December 31, 2025, MDJM reported net income of $187,978, which primarily resulted from a $965,095 gain on the revaluation of warrants and an $81,996 of exchange gain from the deconsolidation of the VIE, partially offset by operating expenses of $859,113. As the Company is not subject to income taxes in its jurisdiction of incorporation, no provision for current or deferred income tax has been recorded in the accompanying consolidated financial statements.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the years ended December 31, 2025 and 2024.

MDJM UK and Mansions were incorporated in the UK. A UK company is subject to UK corporation tax on its income and capital profits. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and remained at this rate for the financial year beginning April 1, 2022. From April 1, 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed 50,000 pounds sterling (GBP).

The Group conducted substantially all of its business in the PRC through its VIE and subsidiaries prior to the year ended December 31, 2024. The operating entities located in the PRC were subject to PRC income taxes, a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued an income tax abatement policy to small businesses with taxable income less than RMB3 million, number of employees less than 300, and total assets less than RMB 50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small businesses with a taxable income less than RMB1 million, the income tax rate was reduced to 10% for small businesses with taxable income from RMB 1 million to RMB3 million. From January 1, 2022 to December 31, 2027, income tax rate is 5% for small businesses with taxable income between RMB1 million to 3 million. The Group was qualified to receive the above tax abatement.

No current income tax was paid for the years ended December 31, 2025, 2024 and 2023. A valuation allowance adjustment of $(10,835) was recorded for the year ended December 31, 2023. The following table presents income (loss) before income taxes, income tax expense, and deferred tax expense by each jurisdiction:

	For the year ended December 31,
	2025	2024	2023
Income (loss) before income taxes
China	$144,217	$(631,826)	$(655,787)
Hong Kong	(4,103)	(1,516)	(1,410)
United Kingdom	(369,413)	(201,625)	(358,907)
Other foreign jurisdictions	187,978	(2,354,238)	(133,507)
Loss before income taxes	(41,321)	(3,189,205)	(1,149,611)

Income tax expenses
Current income tax expenses
China	—	—	—
Hong Kong	—	—	—
United Kingdom	—	—	—
Other foreign jurisdictions	—	—	—
Deferred tax expenses
China	—	—	(10,835)
Hong Kong	—	—	—
United Kingdom	—	—	—
Other foreign jurisdictions	—	—	—
Provision for income taxes	—	—	(10,835)
Loss after income taxes	$(41,321)	$(3,189,205)	$(1,160,446)

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

Deferred tax assets were as follows:

	December 31,	December 31,
Deferred Tax Assets:	2025	2024
Allowance for CECL - trade receivable	$—	$—
Net operating loss – China	—	633,856
Net operating loss - UK	218,712	148,523
Deferred tax assets	218,712	782,379
Valuation allowance	(218,712)	(782,379)
Net deferred tax assets	$—	$—

The Company deconsolidated Mingda Tianjin from its consolidated financial statements in 2025. As a result, approximately $2.4 million of accumulated net operating losses in China was removed from the deferred tax asset calculation.

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2025, 2024 and 2023, respectively, were as follows:

China	2025	2024	2023
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	(1.65)%
Effective rate	0.00%	0.00%	(1.65)%

United Kingdom
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	0.00%
Effective rate	0.00%	0.00%	0.00%

Aggregate undistributed earnings of the Company’s subsidiaries, Mingda Tianjin, and Mingda Tianjin’s subsidiaries located in the PRC that were available for distribution on December 31, 2025 and 2024 were considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Company that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2025 and 2024, the Company had not declared any dividends.

As of December 31, 2025, the Company had no significant uncertain tax positions that qualified for either recognition or disclosure in the financial statements. As of December 31, 2025, income tax returns for the tax years ended December 31, 2021 through December 31, 2025 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of December 31, 2025. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases in its liability for unrecognized tax benefits within the next 12 months.

The management evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.